Related party transactions (Tables)	12 Months Ended
Dec. 31, 2024
Related party transactions [Abstract]
Key Management Personnel Compensation
	2024	2023	2022
	A$	A$	A$
Short-term employee benefits	3,900,376	3,092,881	2,146,954
Superannuation entitlements	211,912	159,017	116,922
Share-based payments	2,373,261	1,167,650	542,456
	6,485,549	4,419,548	2,806,332

Transactions with Other Related Parties
	2024	2023	2022
	A$	A$	A$
Purchases of various goods and services from entities controlled by key management personnel[1]	778,617	1,256,490	3,685,543

1.
Non-Executive Director, Dr. Andreas Kluge (previously a non-executive director, retired from the Board on October 17, 2024), is the principal owner and Geschäftsführer (Managing Director) of ABX-CRO, a clinical research organization (CRO) that specializes in radiopharmaceutical product development. Following retirement as a Non-Executive Director, Dr. Kluge has been engaged by Telix on a consultancy basis and will continue to provide the Board of Directors strategic advice alongside clinical input into key development programs, reflective of his ongoing importance as a founder of the Company. During the year ended December 31, 2024, the total amount paid as part of this consultancy agreement was € nil, with €15,000 payable.

Principal Subsidiaries
The Group’s principal subsidiaries at December 31, 2024 are set out below. Unless otherwise stated, they have share capital consisting solely of ordinary shares that are held directly by the Group, and the proportion of ownership interests held equals the voting rights held by the Group. The country of incorporation or registration is also the principal place of business.

Name of entity	Country of incorporation	Ownership interest held by the Group (%)
Telix Pharmaceuticals Ltd	Australia	100
Telix Pharmaceuticals (Innovations)	Australia	100
Telix Pharmaceuticals Holdings Pty Ltd	Australia	100
Telix Pharmaceuticals International Holdings Pty Ltd	Australia	100
Telix Pharmaceuticals Australia Holdings Pty Ltd	Australia	100
Telix Pharmaceuticals (ANZ) Pty Ltd[1]	Australia	100
Telix Pharmaceuticals (Corporate) Pty Ltd	Australia	100
Telix Pharmaceuticals (Belgium) SRL	Belgium	100
Telix Innovations SA	Belgium	100
Telix Innovations Rph Participacoes Ltda	Brazil	51
Telix Pharmaceuticals (Canada) Inc.	Canada	100
Telix ARTMS Inc.	Canada	100
Telix Pharmaceuticals (France) SAS	France	100
Telix Pharmaceuticals (Germany) GmbH	Germany	100
Rhine Pharma GmbH[1]	Germany	100
Therapeia GmbH & Co. KG	Germany	100
Therapeia Verwaltungs-GmbH	Germany	100
Dedicaid GmbH[2]	Austria	100
Telix Pharma Japan KK	Japan	100
Telix Pharmaceuticals (NZ) Ltd	New Zealand	100
Telix Pharmaceuticals (Singapore) Pte Ltd	Singapore	100
Telix Pharmaceuticals (Switzerland) GmbH	Switzerland	100
Telix Pharmaceuticals (UK) Ltd	United Kingdom	100
Lightpoint Surgical Ltd	United Kingdom	100
Lightpoint Surgical Spain S.L. (Lightpoint Medical Espana SLU)	Spain	100
Telix Pharmaceuticals (US) Inc.	USA	100
Telix Optimal Tracers, LLC	USA	100
Telix IsoTherapeutics Group, Inc.	USA	100
Telix QSAM, Inc.	USA	100
QSAM Therapeutics Inc.	USA	100
ARTMS US, Inc.	USA	100

1.	The Group plans to spin off this entity and has granted options to certain third parties to acquire an economic interest in the entity once key milestones are achieved.
2.	The Group has initiated liquidation of this entity, with the assets to be transferred to Lightpoint Surgical Ltd.